Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IncomeTaxExpenseLineItems [Line Items]
Domestic							$ (19,424,000)	$ (10,267,000)
Foreign							(367,000)	259,000
Loss before income tax expenses	$ (7,488,000)	$ (2,895,000)		$ (13,088,000)	$ (16,019,000)		(19,791,000)	(10,008,000)
Change in Valuation Allowance							7,434,000	7,617,000
Income tax expense	$ (1,088,000)			$ (1,088,000)
Peak Bio, Inc. [Member]
IncomeTaxExpenseLineItems [Line Items]
Domestic								(12,614,259)	$ (10,222,781)
Foreign								(211,658)	(2,939,936)
Loss before income tax expenses								(12,825,917)	(13,162,717)
Current -Federal									3,000
Current - state									(42,000)
Total current									(39,000)
Deferred - Federal								(2,701,000)	(1,984,000)
Deferred - State								(1,061,000)	(639,000)
Deferred - Foreign								16,297,000	(1,603,000)
Change in Valuation Allowance								(12,535,000)	4,191,000
Total deferred									(35,000)
Income tax expense		$ 0	$ 0		$ 0	$ 0			$ (74,000)
Effective income tax rate									0.56%